Teachers Insurance and Annuity Association of America	Rachael M. Zufall
College Retirement Equities Fund	Sr. Director & Associate General Counsel
8500 Andrew Carnegie Boulevard	(704) 988.4446
Charlotte, NC 28262	(704) 595.0946 (fax)
rzufall@tiaa-cref.org

March 26, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds
Post-Effective Amendment No. 67 to Registration Statement
on Form N-1A (File Nos. 333-76651 and 811-09301)

Dear Commissioners:

          On behalf of TIAA-CREF Funds (the “Funds), we are attaching for filing Post-Effective Amendment No. 67 to the above-captioned registration statement on Form N-1A (“Amendment No. 67”). The sole purpose of Amendment No. 67 is to delay effectiveness of Post-Effective Amendment No. 64, which was filed on January 10, 2013 pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), until April 12, 2013.

          Pursuant to Rule 485(b)(4) under the 1933 Act, the undersigned represents that Amendment No. 67 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

          If you have any questions, please call me at (704) 988-4446.

Very truly yours,

/s/ Rachael M. Zufall

Rachael M. Zufall